Long-Term Debt - U.S. Dollar-denominated Term Loans - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) term_loan vessel	Dec. 31, 2023 USD ($) term_loan vessel
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 1,065,520	$ 1,076,274
Number of vessels | vessel	15	10
Long-term debt | $	$ 882,446	$ 960,202
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Number of term loans | term_loan	6	5
Aggregate principal amount | $	$ 724,874	$ 662,255
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel	9
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Minimum
Debt Instrument [Line Items]
Fixed interest rate	4.11%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Maximum
Debt Instrument [Line Items]
Fixed interest rate	4.41%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.00%
US Dollar Denominated Term Loans Due through Two Thousand Thirty | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
US Dollar Denominated Term Loans and bonds for quarterly interest and principal payments
Debt Instrument [Line Items]
Number of term loans | term_loan	5
US Dollar Denominated Term Loans and bonds for balloon or bullet payments
Debt Instrument [Line Items]
Number of term loans | term_loan	4
Teekay Nakilat Joint Venture | Seapeak LLC
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%
Teekay Tangguh Joint Venture | Seapeak LLC
Debt Instrument [Line Items]
Partnership interest owned (in percentage)	70.00%